Earnings/(Loss) Per Share	12 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings/(Loss) Per Share	Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the net income attributable to shareholders by the weighted number of ordinary shares in issue during the year.

	2025	2024	2023
Ordinary shares in issue (000)	634 768	632 634	618 072
Adjustment for weighted number of ordinary shares in issue (000) (a)	(468)	(7 930)	(428)
Weighted number of ordinary shares in issue (000)	634 300	624 704	617 644
Adjustment for weighted number of treasury shares (000) (b)	(12 451)	(5 267)	(47)
Basic weighted average number of ordinary shares in issue (000)	621 849	619 437	617 597

	SA Rand
	2025	2024	2023
Total net profit attributable to shareholders (million)	14 384	8 587	4 820
Total basic earnings per share (cents)	2 313	1 386	780
(a)These are the weighted number of ordinary shares for the years presented. The increase in 2024 was mainly due to
12 651 525 shares issued on 4 April 2024 as part of the new Harmony ESOP scheme. Refer to note 22 for the actual number of treasury shares that are in issue.
(b)These are the weighted number of treasury shares for the years presented. The increase in 2025 was due to the ESOP plan shares being weighted for a full 12-month period in 2025 compared to a five-month period in 2024. The impact of the shares on the basic weighted average number of shares was 12 404 035 in 2025 (2024: 5 219 618). Refer to note 22 for the actual number of treasury shares that are in issue.
12Earnings per share continued
Diluted earnings per share
For diluted earnings per share, the weighted average number of ordinary shares in issue is adjusted to assume conversion of all potential dilutive ordinary shares as a result of share options granted to employees under the share option schemes in issue. A calculation is performed to determine the number of shares that could have been acquired at fair value, determined as the average annual market share price of the company's shares, based on the monetary value of the subscription rights attached to the outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	2025	2024	2023
Weighted average number of ordinary shares in issue (000)	621 849	619 437	617 597
Potential ordinary shares (000) (a)	6 851	10 256	2 877
Weighted average number of ordinary shares for diluted earnings per share (000)	628 700	629 693	620 474

	SA Rand
	2025	2024	2023
Total diluted earnings per share (cents)	2 288	1 364	777
(a)The issue price and the exercise of share options issued to the employees include the fair value of any services to be supplied to the entity in the future under the share option or other share-based payment arrangements.
The increase in the weighted average number of diluted shares in 2024 was as a result of the significant increase in the
Harmony share price during the year. This impacted the base as well as the percentage applied to it to determine the bonus element. As a result, there were a larger number of dilutive shares across all active shares schemes, with the exception of the new ESOP scheme, which were anti-dilutive. This, combined with the 2023 deferred share plan implemented in September 2023, resulted in an increase in the diluted shares. The inclusion of the share options as potential ordinary shares had a dilutive effect on earnings per share.
Dividends
Accounting policy
Dividends declared are recognised in the period in which they are approved by the board of directors. Dividends are payable in
South African Rand.
Cash flows from dividends paid are classified under financing activities in the cash flow statement.
12Earnings per share continued
Dividends continued
▪The board declared an interim ordinary dividend of 227 SA cents for the year ended 30 June 2025 and R1 442 million was paid on 14 April 2025. In 2024, a dividend of 147 SA cents was declared and R930 million was paid on 15 April 2024. The board did not declare an interim ordinary dividend for the year ended 30 June 2023.
▪For the 2024 year, a final dividend of 94 SA cents was declared by the board, amounting to R596 million which was paid on
14 October 2024. For 2023, 75 SA cents was declared and an amount of R464 million was paid on 16 October 2023.
▪The board declared a final ordinary dividend of 155 SA cents for the year ended 30 June 2025 on 27 August 2025. An amount of R986 million was paid on 13 October 2025.
▪Harmony declares an annual preference share dividend to the Harmony Gold Community Trust (the Trust) relating to the convertible preference shares which are treasury shares (refer to note 22 for details). The board declared a preference dividend of R22 million which was paid to the Trust on 15 September 2025 (2024: R15 million on 17 September 2024 and
2023: R9 million on 15 August 2023).
▪During 2025, dividend payments of R62 million were made to the non-controlling interest holders in Tswelopele Beneficiation
Operation (Proprietary) Limited (TBO) (2024: R43 million) (2023: R18 million).
Dividends paid to owners of the parent

	SA Rand
	2025	2024	2023
Dividends declared (millions)	2 038	1 394	136
Dividend per share (cents)	321	222	22